Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)	Net Loss ($)
2024	1,995,745	1,923,606	655,350	593,882	$24.75	12,318,110
2023	989,558	716,284	423,936	362,534	$22.25	11,859,491
2022	1,186,410	539,030	384,604	269,850	$42.25	9,999,613

(1)	Reflects the amount reported in the “Total” column of the Summary Compensation Table for Mr. Rosa for each corresponding year.
(2)	Amounts reported reflect CAP for Mr. Rosa, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rosa during the applicable year. The adjustments below were made to Mr. Rosa’s total compensation for each year to determine the CAP for such fiscal year in accordance with the requirements of Item 402(v) of Regulation S-K.

(3)	Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Rosa) for each corresponding year. For the Fiscal Year 2024, the names of each of the other NEOs (excluding Mr. Rosa) included for purposes of calculating the average amounts are Mr. McClurg and Mr. Volker. For the Fiscal Years 2023 and 2022, the names of each of the other NEOs (excluding Mr. Rosa) included for purposes of calculating the average amounts are Mr. McClurg and Mr. Steve Mertens, our Chief Technology Officer.

(4)	Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Rosa), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Rosa) during the applicable year. The adjustments below were made to the average total compensation for the NEOs as a group (excluding Mr. Rosa) for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.

PEO Total Compensation Amount	[1]	$ 1,995,745	$ 989,558	$ 1,186,410
PEO Actually Paid Compensation Amount	[2]	$ 1,923,606	716,284	539,030
Adjustment To PEO Compensation, Footnote
Year	Reported Summary Compensation Table Total for PEO ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for PEO ($)
2024	1,995,745		1,245,577		1,173,438		1,923,606
2023	989,558		229,575		(43,699)		716,284
2022	1,186,410		525,000		(122,381)		539,030

(a)	Amounts reflect the grant date fair value of equity awards as reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The amounts deducted or added in calculating the equity award adjustments for Mr. Rosa are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2024	1,067,786	33,277	72,375	1,173,438
2023	116,489	(94,850)	(65,337)	(43,699)
2022	422,500	(284,353)	(260,527)	(122,380)

Non-PEO NEO Average Total Compensation Amount	[3]	$ 655,350	423,936	384,604
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 593,882	362,534	269,850
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less	Average Reported Value of Equity Awards ($)	Plus	Average Equity Award Adjustments ($)(a)	Equals	Average CAP for Non-PEO NEOs ($)
2024	655,350		289,277		227,808		593,882
2023	423,936		78,407		17,006		362,534
2022	384,604		59,588		(55,166)		269,850

(a)	See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Rosa) are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2024	216,947	2,907	7,954	227,808
2023	39,784	(13,742)	(9,037)	17,006
2022	47,954	(55,859)	(47,261)	(55,166)

Total Shareholder Return Amount		$ 24.75	22.25	42.25
Net Income (Loss)		12,318,110	11,859,491	9,999,613
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	1,173,438	(43,699)	(122,381)
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	1,245,577	229,575	525,000
PEO | Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,067,786	116,489	422,500
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		33,277	(94,850)	(284,353)
PEO | Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		72,375	(65,337)	(260,527)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,173,438	(43,699)	(122,380)
Non-PEO NEO | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		289,277	78,407	59,588
Non-PEO NEO | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	227,808	17,006	(55,166)
Non-PEO NEO | Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		216,947	39,784	47,954
Non-PEO NEO | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,907	(13,742)	(55,859)
Non-PEO NEO | Total Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,954	17,006	(55,166)
Non-PEO NEO | Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 227,808	$ (9,037)	$ (47,261)

[1]	Reflects the amount reported in the “Total” column of the Summary Compensation Table for Mr. Rosa for each corresponding year.
[2]	Amounts reported reflect CAP for Mr. Rosa, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rosa during the applicable year. The adjustments below were made to Mr. Rosa’s total compensation for each year to determine the CAP for such fiscal year in accordance with the requirements of Item 402(v) of Regulation S-K.
[3]	Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Rosa) for each corresponding year. For the Fiscal Year 2024, the names of each of the other NEOs (excluding Mr. Rosa) included for purposes of calculating the average amounts are Mr. McClurg and Mr. Volker. For the Fiscal Years 2023 and 2022, the names of each of the other NEOs (excluding Mr. Rosa) included for purposes of calculating the average amounts are Mr. McClurg and Mr. Steve Mertens, our Chief Technology Officer.
[4]	Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Rosa), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Rosa) during the applicable year. The adjustments below were made to the average total compensation for the NEOs as a group (excluding Mr. Rosa) for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.
[5]	The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The amounts deducted or added in calculating the equity award adjustments for Mr. Rosa are as follows:Year Year End Fair
Value of Equity Awards
Granted in the Year and
Outstanding and Unvested
at Year End
($)  Year over Year
Change in Fair Value of
Outstanding and Unvested
Equity Awards
($)  Change in Fair Value to
the Vesting Date of
Equity Awards Granted in
Prior Years that
Vested in the Year
($)  Total
Equity
Award
Adjustments
($) 2024 1,067,786 33,277 72,375 1,173,438 2023 116,489 (94,850) (65,337) (43,699)2022 422,500 (284,353) (260,527) (122,380
[6]	Amounts reflect the grant date fair value of equity awards as reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
[7]	See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Rosa) are as follows:Year Average Year End Fair
Value of Equity Awards
Granted in the Year and
Outstanding and Unvested
at Year End
($)  Year over Year Average
Change in Fair Value of
Outstanding and Unvested
Equity Awards
($)  Average Change in Fair
Value to the Vesting Date
of Equity Awards Granted
in Prior Years that
Vested in the Year
($)  Total
Average
Equity Award
Adjustments
($) 2024 216,947 2,907 7,954 227,808 2023 39,784 (13,742) (9,037) 17,006 2022 47,954 (55,859) (47,261) (55